Trade and other payables - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Trade payables	$ 4,175	$ 0
Payable from acquisition of subsidiary	12,646	0
Other payables	389	284
Trade and other payables, non-current	17,210	284
Current
Trade payables	193,127	151,979
Advances from customers	35,749	8,705
Taxes payable	8,868	6,866
Payable from acquisition of subsidiary	3,575	0
Other payables	1,078	1,196
Trade and other payables, current	242,397	168,746
Trade and other payables	$ 259,607	$ 169,030